Consolidated Statements of Changes in Equity	Issued capital [member] USD ($) shares	Equity reserve [member] USD ($)	Hedging reserve [member] USD ($)	Fair value reserve [member] USD ($)	Foreign currency reserves [member] USD ($)	Retained earnings [member] USD ($)	USD ($)
Equity at beginning of period at Dec. 31, 2016	$ 343,963,000	$ 14,865,000	$ (222,000)	$ 334,000	$ 1,115,000	$ 63,096,000	$ 423,151,000
Equity at beginning of period, shares at Dec. 31, 2016 | shares	146,978,173
Net income for the period						66,305,000	66,305,000
Other comprehensive income			369,000	(307,000)			62,000
Comprehensive income for the year			369,000	(307,000)		66,305,000	66,367,000
Issuance of common shares	$ 69,786,000						69,786,000
Issuance of common shares, shares | shares	11,873,750
Issuance of shares for mineral property	$ 1,128,000						1,128,000
Issuance of shares for mineral property, shares	239,385
Exercise of warrants (note 22c)	$ 2,168,000	(1,084,000)					1,084,000
Exercise of warrants, shares (note 22c)	238,515
Exercise of stock options	$ 1,123,000	(325,000)					798,000
Exercise of stock options, shares	307,160
Share-based payments (note 21)		1,270,000					1,270,000
Subtotal of transactions with owners of the Company	$ 74,205,000	(139,000)					74,066,000
Subtotal of transactions with owners of the Company, shares | shares	12,658,810
Equity at end of period at Dec. 31, 2017	$ 418,168,000	14,726,000	147,000	27,000	1,115,000	129,401,000	563,584,000
Equity at end of period, shares at Dec. 31, 2017 | shares	159,636,983
Net income for the period						33,990,000	33,990,000
Other comprehensive income			(156,000)	(69,000)			(225,000)
Comprehensive income for the year			(156,000)	(69,000)		33,990,000	33,765,000
Exercise of warrants (note 22c)	$ 1,890,000	(944,000)					946,000
Exercise of warrants, shares (note 22c)	204,462
Exercise of stock options	$ 21,000	(8,000)					13,000
Exercise of stock options, shares	20,000
Shares issued for share units	$ 388,000	(388,000)
Shares issued for share units (in shares)	78,150
Share-based payments (note 21)		4,496,000					4,496,000
Subtotal of transactions with owners of the Company	$ 2,299,000	3,156,000					5,455,000
Subtotal of transactions with owners of the Company, shares | shares	302,612
Equity at end of period at Dec. 31, 2018	$ 420,467,000	$ 17,882,000	$ (9,000)	$ (42,000)	$ 1,115,000	$ 163,391,000	$ 602,804,000
Equity at end of period, shares at Dec. 31, 2018 | shares	159,939,595